UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		February 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
 of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
 of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	21,306
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      821    10042 SH       Sole                    10042
3M                             Common Stock     88579y101       82     1000 SH       Defined 06                        1000
ABB LTD SPON ADR               Common Stock     000375204      479    25425 SH       Sole                    25425
ABB LTD SPON ADR               Common Stock     000375204       64     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       15      800 SH       Defined 03                         800
ANADARKO PETE                  Common Stock     032511107      220     2878 SH       Sole                     2878
ANADARKO PETE                  Common Stock     032511107       38      500 SH       Defined 03                         500
APPLE INC                      Common Stock     037833100      237      585 SH       Sole                      585
APTARGROUP                     Common Stock     038336103      823    15766 SH       Sole                    15766
APTARGROUP                     Common Stock     038336103       21      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       73     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      606    11215 SH       Sole                    11215
AUTOMATIC DATA PROCESSING      Common Stock     053015103       49      900 SH       Defined 06                         900
AUTOMATIC DATA PROCESSING      Common Stock     053015103       22      400 SH       Defined 03                         400
CANADIAN NATL RAILWAY          Common Stock     136375102     1281    16305 SH       Sole                    16305
CANADIAN NATL RAILWAY          Common Stock     136375102      145     1850 SH       Defined 06                        1850
CANADIAN NATL RAILWAY          Common Stock     136375102       47      600 SH       Defined 03                         600
CHEVRON CORP NEW               Common Stock     166764100      173     1630 SH       Sole                     1630
CHEVRON CORP NEW               Common Stock     166764100      117     1100 SH       Defined 06                        1100
COVIDIEN                       Common Stock     G2554F113      260     5780 SH       Sole                     5780
COVIDIEN                       Common Stock     G2554F113       59     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       11      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      470    11521 SH       Sole                    11521
CVS CAREMARK                   Common Stock     126650100       92     2250 SH       Defined 06                        2250
CVS CAREMARK                   Common Stock     126650100       18      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      659     8515 SH       Sole                     8515
DEERE                          Common Stock     244199105       68      875 SH       Defined 06                         875
DEERE                          Common Stock     244199105       23      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      301     4855 SH       Sole                     4855
DEVON ENERGY                   Common Stock     25179m103       40      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      316    14675 SH       Sole                    14675
E M C CORP MASS                Common Stock     268648102       60     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102        6      300 SH       Defined 03                         300
EMERSON ELECTRIC               Common Stock     291011104      925    19847 SH       Sole                    19847
EMERSON ELECTRIC               Common Stock     291011104       68     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       23      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      401    21661 SH       Sole                    21661
ENCANA                         Common Stock     292505104       53     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       17      900 SH       Defined 03                         900
EXXON MOBIL                    Common Stock     30231g102     1400    16512 SH       Sole                    16512
EXXON MOBIL                    Common Stock     30231g102       42      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102      102     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      426    23803 SH       Sole                    23803
HELMERICH & PAYNE              Common Stock     423452101      201     3440 SH       Sole                     3440
HELMERICH & PAYNE              Common Stock     423452101       66     1125 SH       Defined 06                        1125
HONEYWELL INTL                 Common Stock     438516106      401     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      639    26347 SH       Sole                    26347
INTEL CORP                     Common Stock     458140100       80     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       24     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      369     2008 SH       Sole                     2008
JOHNSON & JOHNSON              Common Stock     478160104      899    13702 SH       Sole                    13702
JOHNSON & JOHNSON              Common Stock     478160104       82     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       52      800 SH       Defined 03                         800
MERCK                          Common Stock     58933y105      466    12350 SH       Sole                    12350
MICROSOFT CORP                 Common Stock     594918104      400    15424 SH       Sole                    15424
MICROSOFT CORP                 Common Stock     594918104       36     1400 SH       Defined 06                        1400
MONSANTO                       Common Stock     61166w101      180     2565 SH       Sole                     2565
MONSANTO                       Common Stock     61166w101        4       50 SH       Defined 03                          50
MONSANTO                       Common Stock     61166w101       42      600 SH       Defined 06                         600
NESTLE SA ADR                  Common Stock     641069406      864    14978 SH       Sole                    14978
NESTLE SA ADR                  Common Stock     641069406        6      100 SH       Defined 03                         100
NESTLE SA ADR                  Common Stock     641069406       72     1250 SH       Defined 06                        1250
NOBLE GROUP LTD                Common Stock     GB01CLC39       70    80363 SH       Sole                    80363
NOVARTIS AG ADR                Common Stock     66987V109      789    13805 SH       Sole                    13805
NOVARTIS AG ADR                Common Stock     66987V109       91     1600 SH       Defined 06                        1600
NOVARTIS AG ADR                Common Stock     66987V109       29      500 SH       Defined 03                         500
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02      570    18400 SH       Sole                    18400
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       27      875 SH       Defined 03                         875
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       46     1500 SH       Defined 06                        1500
PEPSICO                        Common Stock     713448108      751    11325 SH       Sole                    11325
PEPSICO                        Common Stock     713448108       71     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       20      300 SH       Defined 03                         300
PORTLAND GENL                  Common Stock     736508847      240     9500 SH       Sole                     9500
PORTLAND GENL                  Common Stock     736508847       56     2200 SH       Defined 06                        2200
PORTLAND GENL                  Common Stock     736508847       15      600 SH       Defined 03                         600
PROCTER & GAMBLE               Common Stock     742718109     1334    20002 SH       Sole                    20002
PROCTER & GAMBLE               Common Stock     742718109       92     1375 SH       Defined 06                        1375
PROCTER & GAMBLE               Common Stock     742718109       20      300 SH       Defined 03                         300
TEVA PHARMACEUTICAL            Common Stock     881624209      238     5890 SH       Sole                     5890
TEVA PHARMACEUTICAL            Common Stock     881624209       38      950 SH       Defined 06                         950
TEVA PHARMACEUTICAL            Common Stock     881624209       24      600 SH       Defined 03                         600
UNION PACIFIC                  Common Stock     907818108      673     6350 SH       Sole                     6350
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       77    20000 SH       Sole                    20000